Income Taxes - Summary of Deferred Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ 385	$ 175
Deferred income tax expense (recovery), other comprehensive income	(701)	(755)
Deferred income tax expense (recovery), business combination and other	(2)
Total deferred income tax expense (recovery)	(318)	(580)	$ (131)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	79	(59)
Total deferred income tax expense (recovery)	79	(59)
Land Building Plant And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	216	36
Total deferred income tax expense (recovery)	216	36
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	95	(52)
Total deferred income tax expense (recovery)	95	(52)
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	36	24
Total deferred income tax expense (recovery)	36	24
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(20)	27
Deferred income tax expense (recovery), other comprehensive income	230	128
Total deferred income tax expense (recovery)	210	155
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	61	20
Deferred income tax expense (recovery), other comprehensive income	14	7
Total deferred income tax expense (recovery)	75	27
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	37	23
Total deferred income tax expense (recovery)	37	23
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(304)	143
Total deferred income tax expense (recovery)	(304)	143
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	54	202
Deferred income tax expense (recovery), business combination and other	(2)
Total deferred income tax expense (recovery)	52	202
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	240	(118)
Deferred income tax expense (recovery), other comprehensive income	(945)	(890)
Total deferred income tax expense (recovery)	(705)	(1,008)
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(81)	(87)
Total deferred income tax expense (recovery)	(81)	(87)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(28)	16
Total deferred income tax expense (recovery)	$ (28)	$ 16